Concentration and Risks - Additional Information (Detail)	1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2008	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Concentration Risk [Line Items]
Foreign currency exchange rate base currency appreciation rate	20.00%		2.36%
Foreign currency exchange rate base currency depreciation rate		1.86%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Zero Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		69.00%
Concentration Risk, Supplier				52
Purchase [Member] | Supplier Concentration Risk [Member] | One Supplier [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		12.00%
Purchase [Member] | Supplier Concentration Risk [Member] | Zero Supplier [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			10.00%